UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.0%
Bank of America NA, 2.35%, 5/5/2009	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.0%, 7/6/2009	38,000,000	38,000,000
1.0%, 7/10/2009	3,500,000	3,500,000
1.02%, 6/15/2009	40,000,000	40,000,000
BNP Paribas:
1.0%, 5/26/2009	40,000,000	40,000,000
1.0%, 8/10/2009	48,000,000	48,000,000
Canadian Imperial Bank of Commerce, 0.85%, 7/8/2009	38,000,000	38,000,000
DnB NOR Bank ASA:
0.8%, 7/8/2009	38,000,000	38,000,000
0.97%, 8/17/2009	20,000,000	20,000,000
Kingdom of Sweden, 1.0%, 4/26/2010	20,000,000	20,015,106
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	13,000,000	13,185,617

Mizuho Corporate Bank Ltd.:
0.85%, 7/20/2009	45,000,000	45,000,000
1.0%, 6/10/2009	30,000,000	30,000,000
Nordea Bank Finland PLC, 0.91%, 5/4/2009	15,000,000	15,000,012
Rabobank Nederland NV, 0.72%, 5/29/2009	15,000,000	15,000,000
Societe Generale, 0.83%, 8/3/2009	30,000,000	30,000,781
Toronto-Dominion Bank:
2.0%, 5/12/2009	30,000,000	30,000,000
2.52%, 5/12/2009	20,000,000	20,000,119
US Bank NA, 0.6%, 5/26/2009	25,000,000	25,000,000

Total Certificates of Deposit and Bank Notes (Cost $538,701,635)		538,701,635
Commercial Paper 44.1%
Issued at Discount **
Alcon Capital Corp., 144A, 0.16%, 5/26/2009	19,220,000	19,217,864
Alpine Securitization, 144A, 0.43%, 6/5/2009	30,000,000	29,987,458
ASB Finance Ltd., 1.03%, 8/17/2009	14,000,000	13,956,740
BNZ International Funding Ltd., 144A, 1.0%, 8/14/2009	14,000,000	13,959,167
BP Capital Markets PLC:
0.76%, 10/13/2009	25,000,000	24,912,917
0.78%, 10/22/2009	55,000,000	54,792,650
Caisse D'Amortissement de la Dette Sociale:
0.7%, 1/8/2010	14,000,000	13,931,400
0.82%, 8/27/2009	30,000,000	29,919,367
1.05%, 9/9/2009	18,000,000	17,931,225
Cancara Asset Securitisation LLC, 144A, 0.45%, 5/8/2009	45,000,000	44,996,062
Citibank Omni Master Trust, 144A, 0.7%, 5/4/2009	43,001,000	42,998,492
Coca-Cola Co.:
0.52%, 7/6/2009	30,000,000	29,971,400
0.65%, 8/12/2009	35,000,000	34,934,910
ConocoPhillips, 144A, 0.27%, 6/12/2009	40,000,000	39,987,400
Dexia Delaware LLC, 0.69%, 5/21/2009	14,000,000	13,994,633
DnB NOR Bank ASA, 0.83%, 9/9/2009	25,000,000	24,924,493
Eli Lilly & Co., 0.75%, 10/5/2009	50,000,000	49,836,458
European Investment Bank:
0.85%, 6/11/2009	15,000,000	14,985,479
2.13%, 5/5/2009	33,500,000	33,492,072
Gotham Funding Corp.:
144A, 0.72%, 5/4/2009	16,477,000	16,476,011
144A, 0.82%, 6/1/2009	18,500,000	18,486,937
Government of Canada:
0.5%, 7/7/2009	4,000,000	3,996,278
0.5%, 7/8/2009	14,000,000	13,986,778
0.85%, 11/19/2009	10,000,000	9,952,306
0.9%, 11/30/2009	30,000,000	29,840,250
Hewlett-Packard Co.:
0.48%, 5/1/2009	25,000,000	25,000,000
0.48%, 6/3/2009	35,000,000	34,984,600
0.5%, 5/14/2009	35,000,000	34,993,681
Johnson & Johnson:
144A, 0.24%, 7/7/2009	10,000,000	9,995,533
0.3%, 7/22/2009	32,000,000	31,978,133
JPMorgan Chase Funding, Inc., 144A, 0.35%, 6/1/2009	45,000,000	44,986,437
Kingdom of Denmark, 0.35%, 5/5/2009	11,000,000	10,999,572
Kreditanstalt fuer Wiederaufbau:
144A, 0.28%, 7/27/2009	10,000,000	9,993,233

144A, 0.48%, 5/5/2009	15,000,000	14,999,200
144A, 0.6%, 8/27/2009	30,000,000	29,941,000
144A, 0.75%, 9/3/2009	30,000,000	29,921,875
Liberty Street Funding LLC:
144A, 0.4%, 6/22/2009	5,000,000	4,997,111
144A, 0.75%, 5/19/2009	20,000,000	19,992,500
Nieuw Amsterdam Receivables Corp., 144A, 0.5%, 5/22/2009	35,000,000	34,989,792
Nissan Motor Acceptance Corp., 1.15%, 5/12/2009	30,000,000	29,989,458
Oesterreichische Kontrollbank AG, 0.32%, 5/11/2009	15,000,000	14,998,667
Pacific Gas & Electric Co., 144A, 0.7%, 5/13/2009	8,000,000	7,998,133
Pfizer, Inc., 0.5%, 5/11/2009	35,000,000	34,995,139
Procter & Gamble International Funding SCA:
144A, 0.64%, 9/4/2009	20,000,000	19,955,200
144A, 0.65%, 8/11/2009	38,200,000	38,129,648
Rabobank USA Financial Corp.:
0.31%, 5/28/2009	10,000,000	9,997,675
0.74%, 7/15/2009	35,000,000	34,946,042
Roche Holdings, Inc., 144A, 0.35%, 6/17/2009	60,000,000	59,972,583
Sanpaolo IMI US Financial Co., 0.79%, 7/7/2009	20,000,000	19,970,594
Shell International Finance BV, 2.4%, 5/11/2009	20,000,000	19,986,667
Societe Generale North America, Inc.:
1.0%, 6/15/2009	7,500,000	7,490,625
1.01%, 5/4/2009	22,500,000	22,498,106
Starbird Funding Corp.:
144A, 0.8%, 7/1/2009	25,000,000	24,966,111
144A, 0.82%, 6/30/2009	20,000,000	19,972,667
144A, 1.0%, 6/22/2009	30,000,000	29,956,667
144A, 1.27%, 6/17/2009	18,000,000	17,970,155
Total Capital Canada Ltd.:
144A, 0.52%, 7/8/2009	45,000,000	44,955,800
144A, 0.63%, 6/17/2009	27,500,000	27,477,381
Total Capital SA, 144A, 0.35%, 6/30/2009	37,000,000	36,978,417
United Parcel Service, Inc., 144A, 0.43%, 7/6/2009	12,000,000	11,990,540
Victory Receivables Corp., 144A, 0.8%, 5/22/2009	20,000,000	19,990,667
Wal-Mart Stores, Inc., 0.75%, 9/8/2009	18,000,000	17,951,250
Westpac Banking Corp., 0.74%, 9/24/2009	40,000,000	39,879,956

Total Commercial Paper (Cost $1,592,259,562)		1,592,259,562
Short Term Notes* 11.5%
Australia & New Zealand Banking Group Ltd.:
144A, 1.491%, 7/2/2009	10,000,000	10,000,000
144A, 1.512%, 7/10/2009	12,500,000	12,500,000
Bank of Nova Scotia, 1.585%, 5/6/2009	20,000,000	20,000,000
BNP Paribas, 1.441%, 5/13/2009	15,000,000	15,000,000
Credit Agricole SA, 144A, 1.476%, 7/22/2009	37,500,000	37,500,000
General Electric Capital Corp., 0.48%, 9/24/2009	30,000,000	30,000,000
Inter-American Development Bank, 1.251%, 2/19/2010	37,000,000	37,000,000
International Bank for Reconstruction & Development:
0.989%, 2/1/2010	30,000,000	30,000,000
1.185%, 2/8/2010	18,000,000	18,016,814
Intesa Sanpaolo SpA, 0.96%, 5/13/2009	33,050,000	33,050,000
Kreditanstalt fuer Wiederaufbau, 1.151%, 1/21/2010	32,000,000	32,000,000
Metropolitan Life Global Funding I, 144A, 1.399%, 5/11/2009	7,500,000	7,500,000
Rabobank Nederland NV:
144A, 0.56%, 4/7/2011	40,000,000	40,000,000
144A, 1.431%, 10/9/2009	22,500,000	22,500,000
Royal Bank of Canada, 144A, 0.851%, 7/15/2009	22,000,000	22,000,000

Societe Generale, 0.812%, 4/19/2010	35,000,000	35,000,000
Svenska Handelsbanken AB, 144A, 0.807%, 5/26/2009	12,000,000	12,000,000

Total Short Term Notes (Cost $414,066,814)		414,066,814
Supranational 2.5%
Inter-American Development Bank, 0.35% **, 6/10/2009	42,000,000	41,983,667
International Bank for Reconstruction & Development, 0.43% **, 6/18/2009	50,000,000	49,971,333

Total Supranational (Cost $91,955,000)		91,955,000
Government & Agency Obligations 17.8%
US Government Sponsored Agencies 15.2%
Federal Farm Credit Bank, 0.958% *, 4/1/2010	20,000,000	20,000,000
Federal Home Loan Bank:
0.508% **, 1/12/2010	18,000,000	17,934,720
0.86% *, 3/11/2010	25,000,000	24,997,198
2.166% **, 5/12/2009	15,000,000	14,989,183
Federal Home Loan Mortgage Corp.:
0.417% *, 9/18/2009	24,000,000	23,986,379
0.545% **, 8/3/2009	20,000,000	19,971,278
0.596% **, 9/15/2009	15,000,000	14,965,750
0.596% **, 9/21/2009	30,000,000	29,928,500
1.087% *, 9/25/2009	38,000,000	38,044,368
1.381% **, 7/10/2009	40,000,000	39,891,111
1.685% **, 5/27/2009	20,000,000	19,974,722
1.731% **, 5/26/2009	38,000,000	37,952,500
Federal National Mortgage Association:
0.428% **, 5/20/2009	38,000,000	37,990,975
0.488% **, 12/21/2009	27,000,000	26,914,005
1.221% **, 6/11/2009	38,000,000	37,945,903
1.446% **, 5/28/2009	20,000,000	19,977,500
1.575% **, 7/1/2009	20,000,000	19,945,778
1.673% **, 6/30/2009	20,000,000	19,943,333
1.691% **, 5/29/2009	38,000,000	37,948,278
1.879% **, 7/27/2009	45,000,000	44,793,375

		548,094,856
US Treasury Obligations 2.6%
US Treasury Bills:
0.3% **, 7/23/2009	22,000,000	21,984,783
0.345% **, 7/30/2009	20,000,000	19,982,750
0.48% **, 1/14/2010	25,000,000	24,914,000
0.705% **, 12/17/2009	9,000,000	8,959,463
0.99% **, 5/15/2009	19,000,000	18,992,685

		94,833,681

Total Government & Agency Obligations (Cost $642,928,537)		642,928,537
Repurchase Agreements 9.0%
Banc of America Securities LLC, 0.17%, dated 4/30/2009, to be repurchased at $67,863,110 on 5/1/2009 (a)	67,862,790	67,862,790
BNP Paribas, 0.17%, dated 4/30/2009, to be repurchased at $65,923,311 on 5/1/2009 (b)	65,923,000	65,923,000
The Goldman Sachs & Co., 0.17%, dated 4/30/2009, to be repurchased at $191,938,906 on 5/1/2009 (c)	191,938,000	191,938,000

Total Repurchase Agreements (Cost $325,723,790)		325,723,790

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,605,635,338) †			99.9	3,605,635,338
Other Assets and Liabilities, Net			0.1	2,665,952

Net Assets			100.0	3,608,301,290

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2009.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,605,635,338.
(a)	Collateralized by $66,748,819 Federal National Mortgage Association, 5.0%, with various maturity dates of 6/1/2035-7/1/2035 with a value of $69,220,046.
(b)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
12,242,514	Federal Home Loan Mortgage Corp.	4.0-8.0	1/1/2011-4/1/2039	12,830,027
52,025,962	Federal National Mortgage Association	4.0-9.5	2/1/2010-4/1/2039	54,411,433
Total Collateral Value				67,241,460
(c)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
34,962,810	Federal Home Loan Mortgage Corp.	2.554-37.851	10/15/2032-4/15/2037	35,774,193
793,137,234	Federal Home Loan Mortgage Corp. - Interest Only	5.656-6.956	3/15/2032-4/15/2039	66,736,803
36,922,449	Federal National Mortgage Association	13.104-31.263	3/25/2032-9/25/2037	40,462,522
629,064,670	Federal National Mortgage Association - Interest Only	5.663-6.663	6/25/2012-5/25/2038	52,803,242
Total Collateral Value				195,776,760

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ -

Level 2	3,605,635,338
Level 3	-
Total	$ 3,605,635,338

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009